Borrowings - Summary of Detailed Information About Assets Pledged as Security (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Pledge of assets:
- Inventories	€ 15,938	€ 20,333
- Property, plant and equipment	7,852	10,535
- Trade receivables	1,993	2,566
- Other current assets	1,168	2,786
At December 31,	€ 26,951	€ 36,220